Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The Company’s financial instruments consist of its warrant liability, RLOC, and term loan facility.
The estimated fair value of the Company’s RLOC, and term loan facility were as follows:

	December 31, 2022			December 31, 2021
	Principal amount	Carrying amount	Fair value	Principal amount	Carrying amount	Fair value
Revolving line of credit	$57,998	$57,639	$58,708	$61,958	$61,238	$70,688
Term loan	53,785	48,057	56,828	51,664	40,661	58,143
	$111,783	$105,696	$115,536	$113,622	$101,899	$128,831
The estimated fair values of the Company’s RLOC, and term loan facility were determined using Level 2 inputs based on an estimated credit rating for the Company and the trading value of debt for similar debt instruments with similar credit ratings.
There were no assets measured at fair value on a recurring basis as of December 31, 2022 and 2021, respectively. Liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability - Public & Private Warrants	$902	$875	$—	$27
Total Other Liabilities	$902	$875	$—	$27

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability - Public & Private Warrants	$7,341	$7,125	$—	$216
Total Other Liabilities	$7,341	$7,125	$—	$216
Term Loan Warrants
Term Loan Warrants classified as Level 3 liabilities were valued using the probability weighted average of their value if a SPAC transaction occurred and their value if a SPAC transaction did not occur. The value under the SPAC transaction scenario utilized the current value method, which estimated the total equity value of the Company. The value under the no-SPAC scenario was calculated using the Black-Scholes model.
During the year ended December 31, 2022, there were no transfers between Level 1 and Level 2, nor into and out of Level 3.
The following table summarizes the activity for the Company’s Level 3 liabilities measured at fair value on a recurring basis:

Warrant Liability
Balance as of December 31, 2021	$7,341
Changes in fair value	(6,439)
Balance as of December 31, 2022	$902

	Term Loan Warrant	Warrant Liability
Balance as of December 31, 2020	$12,744	$—
Exercised	(13,102)	—
Assumed from Merger	—	44,272
Changes in fair value	358	(36,931)
Balance as of December 31, 2021	$—	$7,341